VESSELS AND EQUIPMENT, NET - Schedule of Market Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
2020 Carrying value	$ 1,308,206	$ 1,369,665
Golar Winter
Property, Plant and Equipment [Line Items]
2020 Market value	145,000
2020 Carrying value	194,000
Deficit	(49,000)
NR Satu
Property, Plant and Equipment [Line Items]
2020 Market value	124,000
2020 Carrying value	135,000
Deficit	(11,000)
Methane Princess
Property, Plant and Equipment [Line Items]
2020 Market value	45,000
2020 Carrying value	103,000
Deficit	(58,000)
Golar Maria
Property, Plant and Equipment [Line Items]
2020 Market value	73,000
2020 Carrying value	166,000
Deficit	(93,000)
Golar Grand
Property, Plant and Equipment [Line Items]
2020 Market value	71,000
2020 Carrying value	98,000
Deficit	(27,000)
Golar Mazo
Property, Plant and Equipment [Line Items]
2020 Market value	54,000
2020 Carrying value	120,000
Deficit	(66,000)
Golar Igloo
Property, Plant and Equipment [Line Items]
2020 Market value	231,000
2020 Carrying value	258,000
Deficit	$ (27,000)